Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories	INVENTORIES

($ millions)	2021	2020
Materials and supplies	318	297
Gas and fuel in storage	131	101
Coal inventory	29	24
	478	422